Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Associated Financial Statement

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2026	As of December 31, 2025

Assets
Operating lease right-of-use assets, net	$8,943	$5,720

Liabilities
Operating lease liabilities, current	$3,017	$2,669
Operating lease liabilities, non-current	$5,599	$2,156

Weighted average remaining lease term (in years)	5.42	2.58
Weighted average discount rate per annum (%)	5.82	5.84

Schedule of Operating Lease Activities

Information related to operating lease activities during the six months ended June 30, 2026 and 2025 is set forth follows:

	For the Six Months Ended June 30,
	2026	2025
Operating lease right-of-use assets obtained in exchange for lease liabilities	$4,957	$233

Operating lease expense
Amortization of operating lease right-of-use assets	1,954	2,121
Interest of operating lease liabilities	234	245
Total	$2,188	$2,366

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Twelve months ending June 30,	Lease Liabilities
2027	$3,106
2028	2,036
2029	1,007
2030	928
2031	635
Thereafter	2,428
Total lease payments	10,140
Less: imputed interest	(1,524)
Total	$8,616